Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions			7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Dec. 31, 2020	Mar. 31, 2021
Private Placement (Textual)
Warrant exercisable price per share	$ 11.50		$ 11.50
Private Placement Warrants [Member]
Private Placement (Textual)
Warrants issued (in Shares)	333,333	5,000,000	5,333,333	5,333,333
Price per warrants issued	$ 1.50	$ 1.50	$ 1.50
Gross proceeds (in Dollars)	$ 0.5	$ 7.5	$ 8.0
Class A common stock [Member]
Private Placement (Textual)
Minimum warrants price redemption in cash per share				$ 10.00
Maximum warrants price redemption in cash per share				$ 18.00